Expense Example - Innovator Equity Dual Directional 10 Buffer ETF - June - Innovator Equity Dual Directional 10 Buffer ETF - June	May 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252